CONTINGENCY (Details) (Government authority regulations for social commerce services, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Government authority regulations for social commerce services
CONTINGENCY
Estimated tax liability on gross amount of sales relating to the social commerce services	$ 21,602	$ 10,196	$ 6,957